Income Taxation - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Tax effect	$ 141,459	$ 144,609
Foreign Tax Authority | United States
Operating Loss Carryforwards [Line Items]
Loss Carryforwards	428,732
Tax effect	90,034
Foreign Tax Authority | United Kingdom
Operating Loss Carryforwards [Line Items]
Loss Carryforwards	185,230
Tax effect	35,194
Foreign Tax Authority | Luxembourg
Operating Loss Carryforwards [Line Items]
Loss Carryforwards	17,200
Tax effect	4,300
Foreign Tax Authority | Other
Operating Loss Carryforwards [Line Items]
Loss Carryforwards	48,683
Tax effect	$ 11,931